Trading Advisors to the Trading Companies - Partnership's Investments in, and Partnership's Pro Rata Share of Results of Operations of Trading Companies (Detail) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment [Line Items]
% of Partners' Capital	101.57%	100.39%
Fair Value	$ 7,634,520	$ 10,938,630
Partnership's pro rata share of Net Income (Loss)	$ (709,201)	$ (621,172)	$ 740,380
Morgan Stanley Smith Barney Augustus I, LLC [Member]
Investment [Line Items]
% of Partners' Capital		43.48%
Fair Value		$ 4,737,959
Morgan Stanley Smith Barney Boronia I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	43.15%	18.85%
Fair Value	$ 3,243,640	$ 2,053,736
Morgan Stanley Smith Barney TT II, LLC [Member]
Investment [Line Items]
% of Partners' Capital	58.42%	38.06%
Fair Value	$ 4,390,880	$ 4,146,935
Commodity [Member] | Morgan Stanley Smith Barney Augustus I, LLC [Member]
Investment [Line Items]
% of Partners' Capital		43.48%
Fair Value		$ 4,737,959
Partnership's pro rata share of Net Income (Loss)	(392,632)	76,552
Partnership's pro rata share of Management Fees	38,139	77,280
Partnership's pro rata share of Incentive Fees		9,901
Partnership's pro rata share of Administrative Fees	$ 8,899	$ 18,033
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Commodity [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	43.15%	18.85%
Fair Value	$ 3,243,640	$ 2,053,736
Partnership's pro rata share of Net Income (Loss)	(294,257)	(345,264)
Partnership's pro rata share of Management Fees	40,896	59,582
Partnership's pro rata share of Incentive Fees	23,875	38,676
Partnership's pro rata share of Administrative Fees	$ 9,543	$ 13,902
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Commodity [Member] | Morgan Stanley Smith Barney TT II, LLC [Member]
Investment [Line Items]
% of Partners' Capital	58.42%	38.06%
Fair Value	$ 4,390,880	$ 4,146,935
Partnership's pro rata share of Net Income (Loss)	279,259	35,532
Partnership's pro rata share of Management Fees	43,392	37,900
Partnership's pro rata share of Incentive Fees	65,376	47,546
Partnership's pro rata share of Administrative Fees	$ 15,187	$ 11,106
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Meritage Futures Fund LP [Member]
Investment [Line Items]
% of Partners' Capital	102.46%	100.56%
Fair Value	$ 9,162,434	$ 13,597,171
Partnership's pro rata share of Net Income (Loss)	$ (1,208,508)	$ (1,025,834)	$ 1,222,070
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Augustus I, LLC [Member]
Investment [Line Items]
% of Partners' Capital		21.90%
Fair Value		$ 2,961,238
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Altis I, LLC [Member]
Investment [Line Items]
% of Partners' Capital		14.77%
Fair Value		$ 1,997,333
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Aspect I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	31.27%	16.54%
Fair Value	$ 2,796,654	$ 2,236,814
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	41.50%	26.34%
Fair Value	$ 3,710,816	$ 3,561,122
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney TT II, LLC [Member]
Investment [Line Items]
% of Partners' Capital	29.69%	19.07%
Fair Value	$ 2,654,964	$ 2,577,974
Meritage Futures Fund LP [Member] | Commodity [Member] | Morgan Stanley Smith Barney Augustus I, LLC [Member]
Investment [Line Items]
% of Partners' Capital		21.90%
Fair Value		$ 2,961,238
Partnership's pro rata share of Net Income (Loss)	(232,040)	55,891
Partnership's pro rata share of Management Fees	22,851	51,376
Partnership's pro rata share of Incentive Fees		6,848
Partnership's pro rata share of Administrative Fees	$ 5,332	$ 11,987
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Meritage Futures Fund LP [Member] | Commodity [Member] | Morgan Stanley Smith Barney Altis I, LLC [Member]
Investment [Line Items]
% of Partners' Capital		14.77%
Fair Value		$ 1,997,333
Partnership's pro rata share of Net Income (Loss)	$ (318,182)	7,510
Partnership's pro rata share of Management Fees	13,388	25,891
Partnership's pro rata share of Incentive Fees		4,733
Partnership's pro rata share of Administrative Fees	$ 3,749	$ 7,250
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Meritage Futures Fund LP [Member] | Commodity [Member] | Morgan Stanley Smith Barney Aspect I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	31.27%	16.54%
Fair Value	$ 2,796,654	$ 2,236,814
Partnership's pro rata share of Net Income (Loss)	(237,649)	198,073
Partnership's pro rata share of Management Fees	39,812	27,839
Partnership's pro rata share of Incentive Fees	7,038	50,956
Partnership's pro rata share of Administrative Fees	$ 9,290	$ 6,495
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Meritage Futures Fund LP [Member] | Commodity [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	41.50%	26.34%
Fair Value	$ 3,710,816	$ 3,561,122
Partnership's pro rata share of Net Income (Loss)	(189,830)	(436,447)
Partnership's pro rata share of Management Fees	54,026	84,686
Partnership's pro rata share of Incentive Fees	33,537	50,937
Partnership's pro rata share of Administrative Fees	$ 12,606	$ 19,760
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Meritage Futures Fund LP [Member] | Commodity [Member] | Morgan Stanley Smith Barney TT II, LLC [Member]
Investment [Line Items]
% of Partners' Capital	29.69%	19.07%
Fair Value	$ 2,654,964	$ 2,577,974
Partnership's pro rata share of Net Income (Loss)	165,251	46,056
Partnership's pro rata share of Management Fees	25,701	25,588
Partnership's pro rata share of Incentive Fees	46,302	35,321
Partnership's pro rata share of Administrative Fees	$ 8,997	$ 7,491
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Meritage Futures Fund LP [Member] | Commodity [Member] | Morgan Stanley Smith Barney BHM I, LLC [Member]
Investment [Line Items]
% of Partners' Capital		1.94%
Fair Value		$ 262,690
Partnership's pro rata share of Net Income (Loss)	$ (21,089)	(352,651)
Partnership's pro rata share of Management Fees	402	28,333
Partnership's pro rata share of Administrative Fees	$ 71	$ 4,959
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly